Financial Instruments - Summary of Categories of Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about financial instruments [abstract]
Designated as at FVTPL	$ 100,496	$ 3,391	$ 100,583
Held for trading	5,122,571	172,826	2,969,229
Available-for-sale financial assets	1,212,165	40,896	1,295,034
Loans and receivables (Note 1)	103,973,567	3,507,881	92,082,628
Held for trading	677,430	22,855	1,763,660
Measured at amortized cost (Note 2)	$ 139,561,999	$ 4,708,569	$ 168,397,006